Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from level one to level two fair value assets	$ 0	$ 0	$ 0
Transfer from level one to level three fair value assets	0	0	0
Transfer from level two to level one fair value assets	0	0	0
Transfer from level three to level one fair value assets	$ 0	$ 0	$ 0